Income taxes - Reconciliation between the income taxes expense (benefit) and provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Expected income tax at Chinese Mainland income tax rate	¥ 473,582,524	$ 64,880,540	¥ 367,144,498	¥ 304,974,043
Share based compensation expense not deductible for income tax purposes	10,044,452	1,376,084	10,649,553	13,384,454
Other expenses not deductible for income tax purposes	1,671,017	228,928	916,343	4,399,168
Effect of preferential tax rate	(207,311,932)	(28,401,618)	(134,240,494)	(15,977,099)
Effect of different tax rate of subsidiary operation in other jurisdictions	2,299,728	315,061	(214,788)	2,905,876
Research and development tax deduction	(21,231,000)	(2,908,635)	(20,676,415)	(16,996,590)
Change in valuation allowance	81,585,304	11,177,140	11,432,693	101,490,352
Income tax on subsidiary earnings	57,750,000	7,911,718	24,459,727	0
Others	7,311,621	1,001,689	1,659,386	1,893,842
Total income tax expense	¥ 405,701,714	$ 55,580,907	¥ 261,130,503	¥ 396,074,046